Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 7,631	$ 189,417	$ 352,965
Gross realized gains	0	1,563	1,275
Gross realized (losses)	(19)	(1,802)	(55)
Transfers of HTM	998,157	0	0
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	189,417	349,699
Gross realized gains	0	1,563	1,171
Gross realized (losses)	0	(1,802)	(55)
Transfers of HTM	998,157	0	0
Non-US governments debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	0	3,266
Gross realized gains	0	0	104
Gross realized (losses)	0	0	0
Transfers of HTM	0	0	0
Asset-backed securities - Student loans
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	7,631	0	0
Gross realized gains	0	0	0
Gross realized (losses)	$ (19)	$ 0	$ 0